Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2017
Accrued liabilities and other payables [Abstract]
Accrued liabilities and other payables
13.	Accrued liabilities and other payables

(In thousands)	December 31, 2016	December 31, 2017
Payroll and welfare (note b)	11,624	15,170
Agency commissions and rebates—online advertising	2,297	2,890
Payables for advertisement on exclusive online games	1,521	1,826
Receipts in advance from customers (note a)	5,538	16,833
Tax levies (note b)	1,864	10,234
Payables for purchase of equipment	3,235	461
Legal and litigation related expenses (note 24)	2,904	1,755
Professional fees	1,007	1,045
Staff reimbursements	452	355
Rental expense	5	—
Payables for proceeds from selling exercised stock options	352	74
Payables for gaming distribution	147	199
Payables related to Kankan (note c)	807	4,501
Payables for technological services	234	944
Payables for construction in progress	—	345
Customer’s deposit	—	306
Payables for fulfillment services	—	298
Others	1,144	2,635
Total	33,131	59,871

note a:
As at December 31, 2017, receipts in advance from customers mainly represents prepayment from customers in respect of cloud computing, live video and mobile game. The increment is mainly driven by the popularity of OneThing Cloud.

Note b:
Payroll and welfare increased due to the performance bonus proposed in December 2017, resulting in an increase in individual income tax payable. Value added tax payable also increased, which is related to revenue increment in sale of product.

Note c:
Kankan failed to settle the transferred trade payables, which resulted in the creditors brought litigation against Kankan as well as Xunlei, due to the fact that Xunlei remained as the contracted party in the relevant purchase contracts. In light of this, for the year ended December 31, 2017, payables of USD 3,074,000 was accrued by Xunlei, out of which, USD 2,769,000 remain unsettled as of December 31, 2017 (note 7).

As at December 31, 2017, payables related to Kankan also include USD 1,732,000 collected by Xunlei on behalf of Kankan, related to receivables transferred to Kankan, pursuant to the sale and purchase agreement of Kankan Disposal.